Share-based payments	6 Months Ended
Jun. 30, 2024
Share-based payments
Share-based payments

29.Share-based payments

In 2016 the Company adopted a Long-Term Incentive Plan (“LTIP”). Under the LTIP key employees and deemed employees (individuals providing similar personal services) rendered services to the Group in exchange for share options (further referred to as “options”). Within the LTIP several tranches of share options for Nexters Global’s Class A shares and Class B shares were issued as stated below.

In addition to the LTIP, in November 2021 the Company approved its 2021 Employee Stock Option Plan (the “ESOP”). Under the ESOP, key staff employed by the Group and our independent non-executive directors have rendered services in exchange for equity instruments.

The Company granted a number of stock options under the ESOP, including:

●	Newly granted stock options;
●	Stock options, which represent modification of the outstanding options (see Modified complex options further below).

The common condition for both of these stock option types is that they have service condition. The Group’s management believes that all employees, which received share-based compensation will continue to contribute to the Group’s projects and/or be employed by the Group during the respective vesting periods.

Below is the descriptions of the options granted:

Type of options	Grant Date	No. of options outstanding		Vesting period	Vesting conditions
ESOP options	November 2021, depending on the employee	169,227	*	2021-2026	Service condition
LTIP - Modified Class B complex vesting options	January 1, 2019	36,788	*	2022-2026	Service condition
Total share options outstanding as at June 30, 2024		206,015		—	—
*	Options granted refer to GDEV Inc. shares (considering reverse share split)

We classified these share-based payment transactions as equity-settled whereby the Group receives services in exchange for its own equity instruments. We recorded share-based payments expense in general and administrative expenses, game operation cost and selling and marketing expenses of our interim condensed consolidated statement of profit or loss and other comprehensive income.

The table below summarizes the share-based payments expense for the six months ended June 30, 2024 and 2023:

	Six months ended	Six months ended	Three months ended	Three months ended
	June 30, 2024	June 30, 2023	June 30, 2024	June 30, 2023
Class B complex vesting	34	256	17	100
Employee stock option plan	356	788	175	396
Total recorded expenses	390	1,044	192	496
therein recognized:
within Game operation cost	—	30	—	15
within Selling and marketing expenses	19	61	6	31
within General and administrative expenses	371	953	186	450

In relation to the share-based payment expense for the six months ended June 30, 2024 and 2023 we recognized the increase in Other reserves of 390 and 788 as it corresponds to the equity settled portion of the share options.

The table below summarizes the number of outstanding share options at the beginning and the end of six months ended June 30, 2024:

	Employee	Class B complex
	stock option	vesting - related to
	plan	GDEV Inc shares
Outstanding at the beginning of the period 2024 (units)	197,636	51,504
Exercised during the period (units)	(3,409)	(14,716)
Forfeited	(25,000)	—
Outstanding at June 30,2024 (units)	169,227	36,788

During the six months ended June 30, 2024 25,000 options (units) of employee stock option plan were forfeited.

Stock options granted in 2021 (ESOP options)

The ESOP stock options have only the service condition.

We have estimated the fair value of granted awards using Black-Scholes-Merton pricing model taking into account the terms and conditions on which the options were granted.

The following table presents fair value per one option and related assumptions used to estimate the fair value at the grant date:

Evaluation date (grant date)	November 16-30, 2021
Vesting period	60-90 months, depending on the employee
Share market price, US$	From 78.6 to 87.1
Strike (exercise) price, US$	0 or 100 depending on the grant
Expected volatility	36.15-37.88%
Dividend yield	0.0%
Risk-free interest rate	1.18-1.27%
Average grant-date FV of one option, US$	3.57

As at December 31, 2023 11 of the Group’s employees exercised first tranche of their ESOP option plan and one director all of his options, in total 19,909 options. Two of Group’s employees left the company, so the total balance of 20,000 of the options granted to the respective employees were forfeited, as none had been exercised by the time they left the Company.

As at June 30, 2024 one of the Group’s employees exercised some of their ESOP option plan and one director in total 3,409 options. Some of the Group’s employees left the company, so the total balance of 25,000 of the options granted to the respective employees were forfeited, as none had been exercised by the time they left the Company.

Modified complex options

Under the LTIP adopted in 2016, the Company granted Class B share options on January 1, 2019 with a service condition and a performance-based non-market vesting condition (net income thresholds per management accounts). The contractual term of the options was ten years. The fair value of granted awards was calculated as fair value of 100% share capital of the Company (Equity Value – “EV”) at the grant date adjusted for the discount for lack of marketability (DLOM) and multiplied by the respective share of ownership of the respective tranche. The EV was estimated based on comparable companies’ EV/OCI multiples. Monte-Carlo Simulation method was used for the probability determination, based on which the judgment about the recognition was made.

For the purposes of the valuation each performance condition threshold was treated as a separate option with a separate valuation of the vesting period.

The following table presents fair value of options and related parameters used to estimate the fair value of our options at the grant date and probability of vesting:

Evaluation date (grant date)	January 1, 2019
Equity value, US$ mln	132
Expected volatility	41.00%
Dividend yield	6.80%
Proxy net income indicator	0.041201
Discount for Lack of Marketability*	8.40%
Total FV for 130 complex options**	7,856.12
*-	applied to the result of fair value estimation.
**-	total FV of 130 complex options related to Nexters Global shares that in November of 2021 were modified into 441,461 complex options related to the shares in GDEV Inc.

Strike price for the above-mentioned option at the beginning of 2021 was US$0.00

As part of the new ESOP, the Company modified the complex options in November 2021. Under the modified program for a portion of the options the non-market performance condition was eliminated and they include only the service condition. For the remaining options the performance conditions were modified such that only the non-market performance targets were modified. The Company considered the modification to be beneficial to the recipients.

As at December 31, 2023 management reviewed the assessment of future achievement of non-market performance targets and the remaining grant-date fair value was applied to the revised number of share options.

As at December 31, 2023 one of the Group’s employees exercised two tranches of 22,073 of his modified complex options. After the exercise the employee left the company and, therefore, the remaining 183,942 options forfeited as neither were exercised nor vested. Another employee included in the option plan is still employed by the Company and he exercised the same two tranches of 22,073 of his modified complex options, but as the management changed the plan related to the performance-based options, his 58,861 options were cancelled.

As at March 31, 2024 one of the Group’s employees exercised one more tranche of 14,716. As at June 30, 2024 no employees exercised their options.